Subsequent Events (Details) R / shares in Units, R in Millions, $ in Millions					12 Months Ended
	Oct. 17, 2022 R / shares	Aug. 29, 2022 R / shares	Feb. 25, 2022 R / shares	Oct. 18, 2021 R / shares	Jun. 30, 2022 ZAR (R) R / shares	Jun. 30, 2021 ZAR (R) R / shares	Jun. 30, 2020 R / shares	Oct. 06, 2022 USD ($) km² $ / lb
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share, ordinary shares | R / shares	R 0.22		R 0.40	R 0.27	R 0.67	R 1.10	R 0
Dividends recognised as distributions to owners per share | R / shares		R 0.22				R 0.27
Percentage of Incremental Copper Revenue to be Paid to Copper Mountain								10.00%
Tshepong Operations
Disclosure of non-adjusting events after reporting period [line items]
Recoverable amount | R						R 5,783
Tshepong North
Disclosure of non-adjusting events after reporting period [line items]
Recoverable amount | R					R 1,938
Life of Mine					19 years
Life of Mine - New					7 years
Life-of-mine plan | Tshepong Operations
Disclosure of non-adjusting events after reporting period [line items]
Recoverable amount | R						R 4,847
Life-of-mine plan | Tshepong North
Disclosure of non-adjusting events after reporting period [line items]
Recoverable amount | R					R 1,088
Eva Copper Project
Disclosure of non-adjusting events after reporting period [line items]
Exploration Land Acquired | km²								2,295
Contingent Consideration Payable on 10% Incremental Revenue Threshold | $								30
At Acquisition Copper Assumption | $ / lb								3.80
Contingent Consideration Payable on SAMREC Copper Resource Discovered and Declared | $								30
Payment Due on SAMREC Copper Discoveries | $ / lb								0.03
Total consideration payable | $								$ 230
Upfront Cash Payable on Financial Close | $								$ 170